Organization and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 114,478	$ 16,598	¥ 71,308
Accounts receivable, net		165,419	23,984	122,480
Prepaid expenses and other current assets		101,684	14,743	157,724
Amounts due from related parties		1,052	153	1,052
Amounts due from inter-companies	[1]	143,968	20,873	139,621
Total current assets		526,601	76,351	492,185
Non-current assets
Property and equipment, net		1,871	271	1,312
Intangible assets, net		418,893	60,734	235,688
Goodwill		172,781	25,051	92,069
Deferred tax assets		3,649	529	3,717
Long term deposits and other assets		874	127	950
Long term investments		381,279	55,280	251,827
Right of use assets-operating lease		19,209	2,785
Total non-current assets		998,556	144,777	585,563
TOTAL ASSETS		1,525,157	221,128	1,077,748
Current liabilities
Accounts payable		80,564	11,681	64,535
Deferred revenue		62,567	9,071	29,258
Accrued salary and employee benefits		7,942	1,151	13,585
Accrued expenses and other current liabilities		7,014	1,017	5,225
Income tax payable		12,538	1,818	8,801
Amounts due to inter-companies	[1]	389,400	56,458	309,098
Current portion of contingent consideration – earn-out liability		4,336	629	10,638
Lease liability-operating lease -current		7,174	1,040
Total current liabilities		571,535	82,865	441,140
Non-current liabilities
Deferred tax liabilities		61,236	8,878	58,746
Lease liabilities-operating lease -non-current		12,773	1,852
Total non-current liabilities		74,009	10,730	58,746
TOTAL LIABILITIES		¥ 645,544	$ 93,595	¥ 499,886

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.